Subsequent Event	12 Months Ended
Jun. 30, 2025
Subsequent Event [Abstract]
Subsequent event
(27)	Subsequent event

(i) Private Placement

On July 3, 2025, the Company entered into a definitive share purchase agreement (the “Agreement”) for a private placement with certain investors. Pursuant to the Agreement, the Company agreed to issue and sell to the investors (i) an aggregate of 10,000,000 Class A ordinary shares, par value US$0.09 per share, of the Company, at a purchase price of $2.08 per Class A ordinary share and (ii) warrants to purchase up to 20,000,000 additional Class A ordinary shares of the Company. The transaction is expected to generate approximately US$21,000 in gross proceeds from the Share Issuance. The exercise price of the warrants is structured in two tranches: 50% of the warrants are exercisable at 200% of the Per Share Purchase Price, with the remaining 50% exercisable at 250%. The Issuance was completed on July 18, 2025.

(ii) Acquisition of Carve Group Ltd

On July 28, 2025, the Company entered into a transaction agreement with Carve Group Ltd (the “Target Company”), Golden Brighter Limited (“GBL”), WJ Management Limited (“WJM”) and Union Chief Limited (“UCL”), the existing shareholders holding 100% equity securities of the Target Company (collectively the “Sellers”). The strategic acquisition of 100% equity interests in Target Company was formally consummated on August 27, 2025. The Company has acquired all equity interests in the Target Company from Sellers. As consideration, the Company issued an aggregate of 195,894,609 Class A ordinary shares with a par value of US$0.09 per share (the “Consideration Shares”), at an issue price of US$1.50 per share.

Through this acquisition, the Company indirectly holds full ownership of the Target Company’s subsidiaries, Zhongshen Resources Development (Liaoning) Co., Ltd. and Glyken Bird Nest Technology (Shenzhen) Co., Ltd. This transaction enables the Company to integrate traditional wellness resources with modern biotechnology, supporting its strategic expansion into the healthcare and wellness sector.

(iii) Acquisition of Real Prospect Limited

On July 18, 2025, the Company entered into a transaction agreement with Real Prospect Limited (the “Target Company”), Ace Long Limited (“ALL”) and Arts Wing Limited (“AWL”), the existing shareholders holding 100% equity securities of the Target Company (collectively the “Sellers”). The strategic acquisition of 100% equity interests in Target Company was formally consummated on October 28, 2025. The Company has acquired all equity interests in the Target Company from Sellers. As consideration, the Company issued an aggregate of 98,002,174 Class A ordinary shares with a par value of US$0.09 per share (the “Consideration Shares”), at an issue price of US$1.50 per share.

Following the acquisition, the Company will hold full ownership of the Target Company’s subsidiaries, including Qingdao Youdian New Energy Technology Co., Ltd., and a 49% equity interest in Qingdao Huiju Laixi Intelligent Technology Co., Ltd. The Target Group Companies specialize in smart-technology solutions, including mobile EV-charging robots, modular residential energy-storage systems, and fully automated unmanned car-wash equipment. This acquisition is expected to support the Company’s strategic expansion into new-energy technologies and intelligent services.

(iv) Disposal of Puyi Group Limited

On September 26, 2025, the Company entered into a Shares Sales and Purchases Agreement (the “Agreement”) with Echoes Group Ltd (“Echoes Group” or the “Buyer”). Pursuant to the Agreement, the Company will transfer 100% of the equity interests in its wholly-owned subsidiary, Puyi Group Limited (“Puyi Group”), together with all equity interests in subsidiaries directly or contractually controlled by Puyi Group. The transaction is cash-based, with a total consideration of RMB70,000, and does not constitute a related-party transaction.

The transaction was completed by the end of September 2025 and since then, the Group has ceased all fund product distribution operations.

(v) Subsidiary’s Private Placement

On July 7, 2025, our subsidiary AIFU entered into a definitive share purchase agreement (the “Agreement”) with certain investors, pursuant to which the investors have agreed to subscribe for, and the Company has agreed to issue and sell to the investors, (i) an aggregate of 10,000,000 Class A ordinary shares, par value US$0.4 per share, of the Company, at a price of $3.156 per share (the “Per Share Purchase Price”) (the “Share Issuance”), and (ii) a warrant to purchase up to 20,000,000 additional Class A ordinary shares of the Company. 50% of the warrant will be exercisable at 200% of the Per Share Purchase Price, with the remaining 50% exercisable at 250%.

Following the Share Issuance on July 23, 2025, the Company beneficially owns 367,774 Class A ordinary shares and 1,275,000 Class B ordinary shares of AIFU, representing 10.35% of the total issued and outstanding ordinary shares, and 48.55% of the aggregate voting power of AIFU.